Financial assets at fair value through other comprehensive income (Tables)	6 Months Ended
Jun. 30, 2026
Financial assets at fair value through other comprehensive income [abstract]
Summary of financial assets at fair value through other comprehensive income

Financial assets at fair value through other comprehensive income by type
in EUR million	30 June 2026	31 December 2025
Equity securities	2,647	2,607
Debt securities [1]	56,765	50,817
Loans and advances [1]	3,631	3,238
	63,043	56,662
[1] Debt securities include an amount of EUR -17 million (31 December 2025: EUR -15 million) and the Loans and advances includes EUR -1 million (31
December 2025: EUR -6 million) of Loan loss provisions.

Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income

Equity securities at fair value through other comprehensive income
	Carrying value	Carrying value	Dividend income	Dividend income
in EUR million	30 June 2026	31 December 2025	30 June 2026	31 December 2025
Investment in Bank of Beijing	1,740	1,838	0	98
Investment in Van Lanschot Kempen	580	462	26	12
Other Investments	327	307	14	6
	2,647	2,607	41	116

Summary of changes in fair value through other comprehensive income financial assets

Changes in fair value through other comprehensive income financial assets
	FVOCI equity securities		FVOCI debt instruments [1]		Total
in EUR million	30 June 2026	31 December 2025	30 June 2026	31 December 2025	30 June 2026	31 December 2025
Opening balance as at 1 January	2,607	2,562	54,055	43,827	56,662	46,389
Additions	1	395	28,504	42,899	28,505	43,294
Amortisation			28	75	28	75
Transfers and reclassifications		10				10
Changes in unrealised revaluations [2]	-60	-156	19	322	-41	166
Impairments			-10	-10	-10	-10
Reversals of impairments			8	7	8	7
Disposals and redemptions	-1	-7	-22,453	-33,124	-22,454	-33,131
Exchange rate differences	107	-178	245	-1,088	352	-1,267
Other changes	-7	-19		1,148	-7	1,128
Closing balance	2,647	2,607	60,395	54,055	63,043	56,662
[1]Fair value through other comprehensive income debt instruments includes both debt securities and loans and advances.
[2]Changes in unrealised revaluations of FVOCI debt instruments include changes on hedged items which are recognised in the statement of profit or loss.
Reference is made to Note 10 'Equity' for details on the changes in revaluation reserve.